Called-up share capital (Tables)	12 Months Ended
Dec. 31, 2018
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of classes of share capital
The allotted, called up and fully paid share capital at 31 December was as follows:

		2018		2017		2016
Issued	Shares thousand	$ million	Shares thousand	$ million	Shares thousand	$ million
8% cumulative first preference shares of £1 each[a]	7,233	12	7,233	12	7,233	12
9% cumulative second preference shares of £1 each[a]	5,473	9	5,473	9	5,473	9
		21		21		21
Ordinary shares of 25 cents each
At 1 January	21,288,193	5,322	21,049,696	5,263	20,108,771	5,028
Issue of new shares for the scrip dividend programme	195,305	49	289,789	72	548,005	137
Issue of new shares for employee share-based payment plans	92,168	23	—	—	—	—
Issue of new shares – other[b]	—	—	—	—	392,920	98
Repurchase of ordinary share capital	(50,202)	(13)	(51,292)	(13)	—	—
At 31 December	21,525,464	5,381	21,288,193	5,322	21,049,696	5,263
		5,402		5,343		5,284
[a] The nominal amount of 8% cumulative first preference shares and 9% cumulative second preference shares that can be in issue at any time shall not exceed £10,000,000 for each class of preference shares.

[b]	2016 relates to the issue of new ordinary shares in consideration for a 10% interest in the Abu Dhabi onshore oil concession. See Note 32 for further information.

Treasury shares[a]

		2018		2017		2016
	Shares thousand	Nominal value $ million	Shares thousand	Nominal value $ million	Shares thousand	Nominal value $ million
At 1 January	1,482,072	370	1,614,657	403	1,756,327	439
Purchases for settlement of employee share plans	757	—	4,423	1	9,631	2
Issue of new shares for employee share-based payment plans	92,168	23	—	—	—	—
Shares re-issued for employee share-based payment plans	(148,732)	(37)	(137,008)	(34)	(151,301)	(38)
At 31 December	1,426,265	356	1,482,072	370	1,614,657	403
Of which – shares held in treasury by BP	1,264,732	316	1,472,343	368	1,576,411	394
– shares held in ESOP trusts	161,518	40	9,705	2	21,432	5
– shares held by BP’s US share plan administrator[b]	15	—	24	—	16,814	4

[a]	See Note 32 for definition of treasury shares.

[b]	Held in the form of ADSs to meet the requirements of employee share-based payment plans in the US.